Equity Method Accounted Investees - Reconciliation from Equity to Investment (Details) € in Millions, $ in Millions, $ in Millions		12 Months Ended
	Apr. 30, 2010	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Apr. 14, 2023 EUR (€)	Dec. 31, 2022 USD ($)	[1]	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Equity Method Accounted Investees
Equity attributable to equity holders			$ 262,601			$ 13,471		$ 262,604
Economic ownership percentage		14.80%	14.80%
Coca-Cola FEMSA
Equity Method Accounted Investees
Net income corresponding to the immaterial associates		$ 194	$ 85	$ (124)
Net income (loss) corresponding to the immaterial joint ventures		$ 192	3	(157)
Heineken investment
Equity Method Accounted Investees
Equity attributable to equity holders			$ 403,463					403,765	€ 19,551	€ 17,356
Economic ownership percentage	20.00%	14.76%	14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments			$ 59,534					59,560	2,884	2,561
Effects of fair value determined by purchase price allocation			16,342					14,528	704	703
Goodwill			20,473					18,194	881	881
Heineken investment			96,349					92,282	4,469	4,145
Fair value of investment			181,059		€ 8,090			$ 143,638	€ 6,912	€ 7,779
Dividends received		$ 2,635	$ 2,005	$ 2,322

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3